Investment securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 10,188	$ 143,955
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	10,009	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	20,197	143,955
Unrealized Gross Losses Less than 12 months	79	3,203
Unrealized Gross Losses 12 months or longer	153	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	232	3,203
Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		33,366
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		33,366
Unrealized Gross Losses Less than 12 months		2,094
Unrealized Gross Losses 12 months or longer		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		2,094
Sovereign Debt [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	10,188	110,589
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	10,009	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	20,197	110,589
Unrealized Gross Losses Less than 12 months	79	1,109
Unrealized Gross Losses 12 months or longer	153	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 232	$ 1,109